As filed with the U.S. Securities and Exchange Commission on May 8, 2019

Securities Act File No. 33-34929

Investment Company Act File No. 811-06110

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 121

(Check appropriate box or boxes)

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

100 International Drive, Baltimore, Maryland	21202
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (410) 539-0000

Robert I. Frenkel

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This filing relates solely to Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund and Western Asset Inflation Indexed Plus Bond Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Western Asset Funds, Inc., hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 8th day of May, 2019.

WESTERN ASSET FUNDS, INC.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 8, 2019.

Signature	Title

/s/ Robert Abeles, Jr.*	Director
Robert Abeles, Jr.

/s/ Anita L. DeFrantz*	Director
Anita L. DeFrantz

/s/ Avedick B. Poladian*	Director
Avedick B. Poladian

/s/ William E.B. Siart*	Director
William E.B. Siart

/s/ Jaynie M. Studenmund*	Director
Jaynie M. Studenmund

/s/ Ronald L. Olson*	Director
Ronald L. Olson

/s/ Jane Trust	President and Chief Executive Officer
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer and Treasurer
Richard F. Sennett

By:	/s/ Richard F. Sennett
Richard F. Sennett

*	Attorney-in-Fact pursuant to Powers of Attorney previously filed

Date: May 8, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase